INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Income Statement Impact of Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 2,663	$ 1,946	$ 5,346	$ 4,142
Net income	1,306	34	1,719	182
Share of profit (loss) of associates and joint ventures accounted for using equity method	10	11	77	59	$ 131
Associates and Joint Ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	3,897	1,804	7,862	3,591
Net income	324	70	846	219
Profit (loss) before reclassification	23	11	90	59
Reclassification adjustments on change in value of foreign currency basis spreads, net of tax	$ (13)	$ 0	$ (13)	$ 0